UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM N-CSR

_____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22125

Javelin Exchange-Traded Trust
(Exact name of Registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542
(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, NJ 08542
(Name and address of agent for service)

_____________

Copies to:

Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W., Suite 350
Washington, DC  20005

Registrant's telephone number, including area code:   (609) 356-0800

Date of fiscal year end:   December 31

Date of reporting period:   December 31, 2010

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

Javelin Exchange-Traded Trust

JETS Contrarian Opportunities Index Fund

Annual Report

For the Period April 9, 2010 (commencement of operations) through December 31, 2010

Javelin Exchange-Traded Trust (ETF) and JETS are service marks of Javelin Investment Management, LLC (Javelin).

Dow Jones is a servicemark of Dow Jones & Company and has been licensed for use by Javelin Investment Management, LLC and the JETS Contrarian Opportunities Index Fund (the “Fund”). The Fund is not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, nor does this company make any representation regarding the advisability of investing in the Fund.

One cannot invest in an index.

Price to earnings ratio or P/E Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The views in this report were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date of publication or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

Foreside Funds Services, LLC, distributor

An investment in the Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Fund are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, small and mid cap company risk, market price risk and trading halts risk.

Table of Contents

Chairman’s Letter	1
Manager’s Discussion	2
Frequency Distribution of Discounts & Premiums	5
Fees and Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	21
Supplemental Information	22

Chairman’s Letter
February 1, 2011

Dear Investor:

We are pleased to present the financial statements for the JETS Contrarian Opportunities Index Fund. We introduced the Fund on April 9, 2010. The net asset value increased by $4.88, from $35.00 to $39.88, from April 9, 2010 (commencement of operations) to December 31, 2010.

The last four months have been an extremely positive period for most stock prices. The uptrend began in September 2010 as fear of a double dip recession in the U.S. subsided. Since that time, domestic stock indexes have improved steadily. The JETS Contrarian Opportunities Index Fund and our benchmark, the Dow Jones U.S. Contrarian Opportunities IndexSM, have outperformed many broad-based stock indexes such as the Russell 3000 Index.

Over the next 12 months, we believe that the economy and financial markets will continue to exhibit volatility as both the domestic and global economy continue to generate growth, while dealing with deficits and bad loans.

While investing in stocks will always carry risks, using contrarian investment principles that identify and invest in companies that exhibit strong relative fundamentals but have recently underperformed can potentially assist institutions and individuals seeking better risk adjusted returns in their respective equity portfolios.

On the following pages, you will find a brief review of the Fund as well as its performance for the period ended December 31, 2010. You will also find the financial statements and portfolio information.

Thank you for your interest in the JETS Contrarian Opportunities Index Fund.

Sincerely,

Brinton W. Frith
Chairman
JETS Exchange-Traded Trust

Manager’s Discussion

JETS Contrarian Opportunities Index Fund (Ticker: JCO)

The JETS Contrarian Opportunities Index Fund is an exchange-traded fund (ETF) that seeks performance results which, before fees and expenses, correspond generally to the price and yield performance of the Dow Jones U.S. Contrarian Opportunities IndexSM. The Index is an equal weighted index consisting of 125 securities. The index, maintained by Dow Jones Indexes, is based on a stringent and published methodology to select stocks in a manner that would be consistent with contrarian investment principles.

From the Fund’s commencement on April 9, 2010 to December 31, 2010, the Fund’s investment portfolio generally performed in line with the index with no significant deviations noted.

Over the same time, the U.S. equity markets were generally led higher by smaller cap stocks. The Fund's performance was helped by the fact that the Index applies an equal weight methodology. So while the Fund is typically invested in large, mid and small cap stocks, it is weighted more evenly across capitalizations than cap-weighted indexes and funds that tend to be more exposed to stocks with larger market caps. Not surprisingly, the Fund’s performance exceeded the performance of the Russell 3000® Index, returning 14.21% as compared to the Russell 3000® Index’s return of 8.22%. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. One cannot invest directly in an index.

The Fund’s performance was helped by exposure to Consumer Discretionary companies such as Dillard’s, Inc. and AnnTaylor Stores Corp. as well as Information Technology companies like Riverbed Technology, Inc., Smith Micro Software, Inc. and Fairchild Semiconductor International, Inc.

Three of the Fund's poorer performing portfolio securities were specialty Health Care provider Healthways, Inc. as well as education training and consumer service companies Corinthian Colleges, Inc. and ITT Educational Services, Inc.

Manager’s Discussion (Continued)

Growth of a $10,000 Investment Since Inception*

*	Commenced operations on April 9, 2010.

This chart illustrates the daily performance of the Net Asset Value (NAV) of the JETS Contrarian Opportunities Index Fund (Ticker: JCO) from inception thru 12/31/2010.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

The Dow Jones U.S. Contrarian Opportunities IndexSM is maintained by Dow Jones Indexes based on a stringent published methodology. The index comprises 125 components. Stocks are chosen semiannually from a broad market universe screened to identify securities ranked lowest by three-year trailing total return performance. From this pool of eligible securities, stocks are selected according to rankings by ten qualitative factors. Buffers are employed during the review process in an attempt to reduce turnover. The index is equal weighted, with component weightings reset semiannually. The index is calculated on both a price-return and total-return basis with a base value of 100 set at December 31, 1991.

As of December 31, 2010

	Since Fund Inception*	1 Mo	3 Mo	6 Mo	1 Yr	5+ Yr
Index (DJCNTRA)	13.70%	6.37%	15.53%	27.48%	29.12%	n.a
JCO NAV	14.21%	6.23%	15.26%	28.74%	n.a	n.a
JCO Market Price	15.04%	6.91%	16.00%	29.22%	n.a	n.a

*	Commencement date: April 9, 2010

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.58%. For the most recent month end performance, please call (866) JAV-0029. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares of JCO are bought and sold at market price not NAV. Brokerage commissions will reduce returns.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the closing price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/9/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Manager’s Discussion (Continued)

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Top Ten Fund Holdings (% of the Fund's Net Assets) as of December 31, 2010 (unaudited)		Sector Breakdown (% of the Fund's Net Assets) as of December 31, 2010 (unaudited)

Riverbed Technology, Inc.	1.3	Consumer Discretionary	31.1
Smith Micro Software, Inc.	1.2	Information Technology	25.5
Fairchild Semiconductor International, Inc.	1.2	Industrials	14.7
Kenexa Corp.	1.2	Health Care	12.7
Entegris, Inc.	1.2	Financials	8.4
Dillard's, Inc.	1.1	Materials	4.0
AnnTaylor Stores Corp.	1.1	Telecommunication Services	2.5
Diodes, Inc.	1.0	Energy	0.7
Stage Stores, Inc.	1.0		99.6
InterDigital, Inc.	1.0
	11.3

Frequency Distribution of Discounts & Premiums (Unaudited)

The following chart is provided to show the frequency at which the daily market price on the NYSE ArcaSM (“Exchange”), the secondary market for shares of the Fund, was at a discount or premium to the Fund’s daily NAV. The market price of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the market price of the Fund. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that the Fund is trading above the reported NAV, expressed as percentage of NAV. The NAV of the Fund will fluctuate in accordance with changes in the market value of its portfolio holdings. The market price of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

April 9, 2010 (commencement of operations) through December 31, 2010

	Market Price Above NAV (bps)			Market Price Below NAV (bps)
	0 - 24	25 - 49	50 - 100	-0 -24	-25 -49	-50 -100
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points
Trading Days	53	4	3	88	33	5

Fees and Expenses (Unaudited)

As a shareholder of the JETS Contrarian Opportunities Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2010.

Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as creation transaction fees and sales commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Annualized Expense Ratio based on the Six-Month Period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,287.40	0.58%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	0.58%	$2.96
———————
(1)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended December 31, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365.

JETS Contrarian Opportunities Index Fund

Schedule of Investments
December 31, 2010

Number			Number
of shares		Value	of shares		Value
	Common Stocks – 99.6%			Consumer Discretionary - 31.1%
	(percentage of net assets)			(continued)
	Consumer Discretionary – 31.1%			Specialty Retail - 14.1% (continued)
	Auto Components - 0.9%		1,819	The Children's Place Retail Stores, Inc. (a)	$90,295
8,403	American Axle & Manufacturing Holdings, Inc. (a)	$108,063	5,816	The Finish Line, Inc., Class A	99,977
			2,803	Williams-Sonoma, Inc.	100,039
					1,686,751

	Diversified Consumer Services - 2.3%
1,875	Apollo Group, Inc., Class A (a)	74,044
3,859	Career Education Corp. (a)	79,997		Textiles, Apparel & Luxury Goods - 1.6%
10,816	Corinthian Colleges, Inc. (a)	56,351	3,547	Oxford Industries, Inc.	90,839
1,092	ITT Educational Services, Inc. (a)	69,550	18,672	Quiksilver, Inc. (a)	94,667
		279,942			185,506

	Hotels, Restaurants & Leisure - 5.5%			Total Consumer Discretionary	3,718,696
2,353	CEC Entertainment, Inc. (a)	91,367
1,615	Cracker Barrel Old Country Store, Inc.	88,453		Energy - 0.7%
31,494	Denny's Corp. (a)	112,748		Oil, Gas & Consumable Fuels - 0.7%
5,829	Domino's Pizza, Inc. (a)	92,973	2,162	Sunoco, Inc.	87,150
2,113	Life Time Fitness, Inc. (a)	86,612
3,847	Red Robin Gourmet Burgers, Inc. (a)	82,595		Total Energy	87,150
8,931	Shuffle Master, Inc. (a)	102,260
		657,008		Financials - 8.4%
				Capital Markets - 1.6%
	Household Durables - 0.7%		14,477	BGC Partners, Inc., Class A	120,304
960	Whirlpool Corp.	85,277	14,975	GFI Group, Inc.	70,232
					190,536
	Internet & Catalog Retail - 0.7%
3,139	Expedia, Inc.	78,757		Consumer Finance - 2.2%
			2,419	Cash America International, Inc.	89,334
	Media - 1.6%		3,859	Nelnet, Inc., Class A	91,420
10,930	Mediacom Communications Corp., Class A (a)	92,468	1,172	Portfolio Recovery Associates, Inc. (a)	88,134
12,328	Sinclair Broadcast Group, Inc., Class A	100,843			268,888
		193,311
				Diversified Financial Services - 0.8%
	Multiline Retail - 3.7%		762	IntercontinentalExchange, Inc. (a)	90,792
3,613	Dillard's, Inc., Class A	137,077
2,257	Nordstrom, Inc.	95,652		Insurance - 3.8%
7,112	Stage Stores, Inc.	123,322	3,355	FBL Financial Group, Inc., Class A	96,188
1,464	Target Corp.	88,030	2,941	HCC Insurance Holdings, Inc.	85,113
		444,081	7,034	National Financial Partners Corp. (a)	94,256
			3,991	National Interstate Corp.	85,407
	Specialty Retail - 14.1%		4,976	Selective Insurance Group, Inc.	90,314
4,736	AnnTaylor Stores Corp. (a)	129,719			451,278
3,319	Ascena Retail Group, Inc. (a)	87,688
2,281	Best Buy Co., Inc.	78,216		Total Financials	1,001,494
3,638	CarMax, Inc. (a)	115,979
1,987	Coach, Inc.	109,901		Health Care - 12.7%
3,067	DSW, Inc., Class A (a)	119,920		Biotechnology - 0.6%
1,718	Fossil, Inc. (a)	121,085	1,260	Cephalon, Inc. (a)	77,767
2,954	Genesco, Inc. (a)	110,745
1,391	Herbalife Ltd.	95,103		Health Care Equipment & Supplies - 2.3%
2,881	Hibbett Sports, Inc. (a)	106,309	2,088	Integra LifeSciences Holdings Corp. (a)	98,763
3,002	Limited Brands, Inc.	92,251
8,349	PEP Boys-Manny Moe & Jack	112,127
2,705	Signet Jewelers Ltd. (a)	117,397

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Schedule of Investments
December 31, 2010 (Continured)

Number of shares		Value	Number of shares		Value
	Health Care - 12.7% (continued)			Industrials - 14.7% (continued)
	Health Care Equipment & Supplies - 2.3% (continued)			Machinery - 3.3%
2,503	Orthofix International N.V. (a)	$72,587	1,332	Joy Global, Inc.	115,551
1,874	The Cooper Companies, Inc.	105,581	2,251	Kaydon Corp.	91,661
		276,931	882	NACCO Industries, Inc., Class A	95,582
			2,731	Oshkosh Corp. (a)	96,240
	Health Care Providers & Services - 7.3%				399,034
1,963	AMERIGROUP Corp. (a)	86,215
2,383	Cardinal Health, Inc.	91,293		Professional Services - 2.5%
2,455	Community Health Systems, Inc. (a)	91,743	3,325	Administaff, Inc.	97,423
3,697	Coventry Health Care, Inc. (a)	97,601	2,479	Corporate Executive Board Co.	93,086
11,194	Health Management Associates, Inc.,Class A (a)	106,791	3,926	Huron Consulting Group, Inc. (a)	103,843
					294,352

2,917	Health Net, Inc. (a)	79,605
5,300	Healthways, Inc. (a)	59,148		Road & Rail - 0.8%
1,525	Humana, Inc. (a)	83,478	1,885	Ryder System, Inc.	99,226
2,410	LifePoint Hospitals, Inc. (a)	88,567
2,341	UnitedHealth Group, Inc.	84,534		Total Industrials	1,754,187
		868,975
				Information Technology - 25.5%
	Pharmaceuticals - 2.5%			Communications Equipment - 5.2%
3,013	Endo Pharmaceuticals Holdings, Inc. (a)	107,594	4,844	Anaren, Inc. (a)	100,998
3,733	Omnicare, Inc.	94,781	3,523	Cisco Systems, Inc. (a)	71,270
5,798	ViroPharma, Inc. (a)	100,421	3,547	Comtech Telecommunications Corp.	98,358
		302,796	2,917	InterDigital, Inc. (a)	121,464
			4,574	Riverbed Technology, Inc. (a)	160,868
	Total Health Care	1,526,469	10,918	Tellabs, Inc.	74,024
					626,982
	Industrials - 14.7%
	Aerospace & Defense - 1.3%			Computers & Peripherals - 0.8%
1,047	Lockheed Martin Corp.	73,196	1,789	SanDisk Corp. (a)	89,200
20,447	Smith & Wesson Holding Corp. (a)	76,472
		149,668		Electronic Equipment, Instruments & Components - 2.0%
			4,321	Corning, Inc.	83,481
	Air Freight & Logistics - 0.7%		5,336	Insight Enterprises, Inc. (a)	70,222
2,797	Forward Air Corp.	79,379	10,443	Micron Technology, Inc. (a)	83,753
					237,456
	Airlines - 1.4%
12,682	JetBlue Airways Corp. (a)	83,828		Internet Software & Services - 1.7%
6,590	Southwest Airlines Co.	85,538	5,786	Liquidity Services, Inc. (a)	81,293
		169,366	7,232	ValueClick, Inc. (a)	115,929
					197,222
	Commercial Services & Supplies - 2.9%
3,347	Ceradyne, Inc. (a)	105,531		IT Services - 4.2%
1,987	Consolidated Graphics, Inc. (a)	96,230	4,207	CSG Systems International, Inc. (a)	79,681
2,881	M&F Worldwide Corp. (a)	66,551	20,311	Global Cash Access Holdings, Inc. (a)	64,792
4,574	R.R. Donnelley & Sons Co.	79,908	2,005	NetApp, Inc. (a)	110,195
		348,220	3,483	NeuStar, Inc., Class A (a)	90,732
			3,709	SRA International, Inc., Class A (a)	75,849
	Construction & Engineering - 0.9%		3,277	Unisys Corp. (a)	84,841
3,331	KBR, Inc.	101,496			506,090

	Electrical Equipment - 0.9%			Semiconductors & Semiconductor Equipment - 7.5%
3,233	General Cable Corp. (a)	113,446	5,456	ATMI, Inc. (a)	108,793
			4,658	Diodes, Inc. (a)	125,719

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Schedule of Investments
December 31, 2010

Number of shares		Value	Face value		Value
	Information Technology - 25.5% (continued)			Short-Term Instruments - 0.4% Time Deposit - 0.4%
	Semiconductors & Semiconductor Equipment - 7.5% (continued)		$51,003	Wells Fargo 0.03%, 01/03/11	$51,003
9,354	Fairchild Semiconductor International, Inc. (a)	$146,016		Total Short-Term Instruments
2,020	Lam Research Corp. (a)	104,596		(Cost $51,003)	51,003
5,150	Marvell Technology Group Ltd. (a)	95,532
5,846	National Semiconductor Corp.	80,441		Total Investments - 100.0%
3,109	Texas Instruments, Inc.	101,042		(Cost $10,874,294)	$11,966,779
		900,521
				Other assets, less cash and liabilities - 0.0%	2,125
	Software - 4.1%
4,145	CA, Inc.	101,304
6,505	Kenexa Corp. (a)	141,744		Net Assets - 100.0%	$11,968,904
780	Salesforce.com, Inc. (a)	102,960
9,500	Smith Micro Software, Inc. (a)	149,530
		495,538		(a) Non-income producing security.

	Total Information Technology	3,053,009

	Materials - 4.0%
	Chemicals - 2.4%
1,531	Ashland, Inc.	77,867
7,532	Ferro Corp. (a)	110,268
2,683	Rockwood Holdings, Inc. (a)	104,959
		293,094

	Paper & Forest Products - 1.6%
1,218	Domtar Corp.	92,471
3,493	International Paper Co.	95,149
		187,620

	Total Materials	480,714

	Telecommunication Services - 2.5%
	Diversified Telecommunication Services - 1.6%
2,803	AT&T, Inc.	82,352
13,508	Qwest Communications International, Inc.	102,796
		185,148

	Wireless Telecommunication Services - 0.9%
8,623	MetroPCS Communications, Inc. (a)	108,909

	Total Telecommunication Services	294,057

	Total Common Stocks
	(Cost $10,823,291)	11,915,776

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Assets and Liabilities
December 31, 2010

ASSETS:
Investments, at value	$11,966,779
Receivable from investment adviser	1,853
Dividend receivable	2,849
Total Assets	11,971,481

LIABILITIES:
Accrued other expenses	2,577
Total Liabilities	2,577
NET ASSETS	$11,968,904

NET ASSETS CONSIST OF:
Shares of beneficial interest	$11,127,104
Accumulated net realized loss on investments	(250,685)
Net unrealized appreciation on investments	1,092,485
Net Assets	$11,968,904

Shares of beneficial interest outstanding (unlimited shares of $0.0001 par value authorized)	300,100
Net asset value	$39.88

Market price	$40.17

Investments, at cost	$10,874,294

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Operations
For the Period Ended December 31, 2010(a)

INVESTMENT INCOME:
Dividend income	$43,206
Interest income	13
Total Investment Income	43,219

EXPENSES:
Investment advisory fees	19,990
Chief compliance officer fees	14,814
Trustees’ fees	4,094
Total Expenses Before Fee Waiver	38,898
Advisory fee waiver (Note 4)	(18,908)
Net Expenses	19,990
Net Investment Income	23,229

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments (Note 5)	(327,021)
Net change in unrealized appreciation on investments	1,092,485
Net realized and unrealized gain on investments	765,464
Net increase in net assets resulting from operations	$788,693

(a)	Commenced operations April 9, 2010

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Changes in Net Assets
For the Period Ended December 31, 2010(a)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$23,229
Net realized loss on investments	(327,021)
Net change in unrealized appreciation on investments	1,092,485
Net increase in net assets resulting from operations	788,693

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,259)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,730,407
Cost of shares redeemed	(1,538,937)
Transaction fees	12,000
Net increase in net assets resulting from shareholder transactions	11,203,470
Increase in Net Assets	11,968,904

NET ASSETS:
Beginning of period	––
End of period	$11,968,904

CHANGES IN SHARES OUTSTANDING:
Shares sold	350,100
Shares redeemed	(50,000)
Shares outstanding, beginning of period	––
Shares outstanding, end of period	300,100

(a)	Commenced operations on April 9, 2010.

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Financial Highlights
For the Period Ended December 31, 2010(a)

For a share outstanding throughout the period presented.

PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$35.00
Net investment income	0.09
Net realized and unrealized gain	4.79
Total from investment operations	4.88

Distributions to shareholders from net investment income	(0.09)
Transaction fees(b)	0.09
Net asset value at end of period	$39.88
Market price at end of period	$40.17
NET ASSET VALUE, TOTAL RETURN (c)	14.21%
MARKET PRICE, TOTAL RETURN (c)	15.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$11,969

Ratio to average net assets of:
Total expense (d)	1.13%
Net expenses(d)	0.58%
Net investment income (d)	0.67%
Portfolio turnover rate(e)	37.76%

(a)	Commenced operations on April 9, 2010.

(b)	Per share value has been calculated using the average share method.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at the net asset value on the last day of the period.  Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period.  Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing capital share transactions in Creations Units.

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements
December 31, 2010

Note 1. Organization
Javelin Exchange-Traded Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. It was organized as a Delaware statutory trust on July 18, 2007. The Trust currently consists of one series, the JETS Contrarian Opportunities Index Fund (the “Fund”).  On April 7, 2010, 100 shares of the Fund were issued for cash, at $35 per share. The Fund commenced investment operations on April 9, 2010. Javelin Investment Management, LLC (the “Adviser”) serves as the Fund’s adviser.

The Fund’s investment objective is to seek performance results that, before fees and expenses, correspond generally to the performance of the Dow Jones U.S. Contrarian Opportunities IndexSM, a benchmark index that measures the investment return of securities that are consistent with contrarian principles.

Note 2. Significant Accounting Policies
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Fund:

A.  Security Valuation
The Fund calculates its net asset value per share (“NAV”) generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE ArcaSM (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca SM (the Fund’s listing exchange) and the Fund’s custodian are open for business. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee, pursuant to procedures approved by or under the direction of the Board of Trustees. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under the circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Fair Value of Financial Instruments. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities and others.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
December 31, 2010

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements
December 31, 2010

Category	Level 1	Level 2	Level 3	Total Value at 12/31/2010
Common Stocks:
Consumer Discretionary	$3,718,696	$—	$—	$3,718,696
Energy	87,150	—	—	87,150
Financials	1,001,494	—	—	1,001,494
Health Care	1,526,469	—	—	1,526,469
Industrials	1,754,187	—	—	1,754,187
Information Technology	3,053,009	—	—	3,053,009
Materials	480,714	—	—	480,714
Telecommunication Services	294,057	—	—	294,057
Time Deposit	—	51,003	—	51,003
Total	$11,915,776	$51,003	$—	$11,966,779

During the period ended December 31, 2010, there were no significant transfers between Levels 1 and 2.

B. Short-Term Investments
Short-term debt investments having a maturity of less than 60 days are valued at amortized cost.

C. Other Risks
The principal risks to which the Fund is subject are described below.

Stock Market Risk. The risk that stock prices overall will decline over a given period of time. The Fund’s total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Index Risk. The risk that stocks in the benchmark index may underperform stock market investments that track other markets, segments or sectors. The Fund is not “actively” managed and therefore the risks associated with investing in stocks of companies in the benchmark index are not analyzed, quantified or controlled.

Tracking Error Risk. The risk that the Fund will not provide investment performance tracking the benchmark index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the benchmark index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the benchmark index.

Replication Management Risk. The Fund is not ‘‘actively’’ managed and does not seek returns in excess of its benchmark index. Therefore, the Fund would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the benchmark index.

Small and Mid-Capitalization Risk. Small and mid-capitalization stocks may be volatile. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Market Price Risk. Shares of the Fund are listed on the New York Stock Exchange Arca™, Inc. (“NYSE Arca™”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
December 31, 2010

Trading Halt Risk. Trading of the Fund’s shares on the NYSE Arca™ may be halted if (i) NYSE Arca™ officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, (ii) the Fund’s shares are delisted from the NYSE Arca™ , (iii) the activation of market-wide “circuit breakers” halts stock trading. If trading is halted, investors may not be able to dispose of Fund shares that they own.

D. Investment Transactions and Investment Income
Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the dividend.

E. Dividends and Distributions to Shareholders
The Fund declares and pays dividends from net investment income, if any, to its shareholders annually. Dividends from net investment income may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The Fund distributes net realized taxable capital gains, if any, generally annually. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

F. Federal Income Taxes
The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable earnings to shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

The Fund files tax returns in the United States Federal jurisdiction. Generally, the Fund is subject to examination by such taxing authorities for up to three years after the filing of the return for the tax period.

Note 3. Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund pursuant to a distribution agreement. The Distributor does not maintain a secondary market in the Fund’s shares.

Note 4. Fees and Expenses
The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser pursuant to which the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser.  For these services, the Adviser receives an annual fee of 0.58% of the average daily net assets of the Fund.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
December 31, 2010

Under the terms of the Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for the fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent Trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its investment advisory fee and/or pay certain operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.58% of average daily net assets of the Fund per year. The amount of advisory fees waived during the period ended December 31, 2010 is shown on the Statement of Operations.

Esposito Partners, LLC (“Sub-Adviser”) serves as the sub-adviser and provides investment advice and management services to the Fund. The Sub-Adviser supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. The Sub-Adviser is paid by the Adviser.

Each Independent Trustee of the Trust receives an annual retainer of $5,000 for his services, which includes board meeting attendance. No other entity affiliated with the Trust or Adviser pays any compensation to the Trustees.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS does not have any role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Chief Compliance Officer of the Trust is also an officer of FCS. FCS receives $34,000 annually for its services.

Note 5. Investment Transactions
For the period ended December 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $1,956,329 and $1,706,742, respectively. Net realized loss on investment transactions in the Statement of Operations includes net losses resulting from in-kind transactions of $76,336. Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

For the period ended December 31, 2010, securities received and delivered for in-kind transactions associated with creations and redemptions were $12,591,846 and $1,527,722, respectively.

Note 6. Capital
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares or multiples thereof. The Fund may charge transaction fees for creations and redemptions which are treated as increases to capital.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Purchases or redemptions of Creation Units are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
December 31, 2010

Note 7. Distributions and Taxes
At December 31, 2010, the cost of investments and accumulated net unrealized appreciation/(depreciation) of investments for tax purposes were as follows:

	Net Unrealized	Gross	Gross
	Appreciation/	Unrealized	Unrealized
Cost	(Depreciation)	Appreciation	Depreciation
$10,876,168	$1,090,611	$1,183,089	$(92,478)

The tax character of distributions to shareholders paid during the period ended December 31, 2010 consisted of $23,259 of ordinary income.

At December 31, 2010, the components of accumulated earnings/loss on a tax basis were as follows:

Unrealized
Appreciation/
Capital Loss Carryforward	(Depreciation) on Investments
$(248,811)	$1,090,611

As of December 31, 2010, the Fund had $248,811 in capital loss carryforwards expiring on December 31, 2018.

The difference between accumulated earnings on a book and tax basis is due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2010 tax returns. The Fund has no examinations in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Note 8. Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of investment activity, on December 31, 2010, amounts were reclassified between undistributed net investment income (loss), accumulated net realized gain (loss), and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund. For the period ended December 31, 2010, the reclassifications were as follows:

Undistributed Net Investment Income (Loss)	Shares of Beneficial Interest	Accumulated Net Realized Gain/(Loss)
$30	$(76,366)	$76,336

Note 9. Indemnification
Under the Trusts’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
December 31, 2010

Note 10. Subsequent Events
The Adviser has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the financial statements were issued.

Note 11. Recently Issued Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. The implementation of ASU No. 2010-06 is not expected to impact the Fund’s financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Javelin Exchange-Traded Trust
and the Shareholders of JETS Contrarian Opportunities Index Fund

We have audited the accompanying statement of assets and liabilities of the JETS Contrarian Opportunities Index Fund, a series of shares of beneficial interest in Javelin Exchange-Traded Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 9, 2010 (commencement of operations) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JETS Contrarian Opportunities Index Fund as of December 31, 2010, and the results of its operations, changes in its net assets and its financial highlights for the period April 9, 2010 to December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 23, 2011

Supplemental Information (Unaudited)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2010:

Federal Income Tax Information

Qualified dividend income*	Dividends-received deduction*
100.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The table below provides information on the individuals who serve as trustees and officers of the Javelin Exchange-Traded Trust. The Board of Trustees oversees the Fund’s business and investment activities and is responsible for protecting the interests of Fund shareholders.

Name, Address and Date of Birth	Position with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustees	Other Directorships Held
Trustees of the Trust
Interested Trustee	Chairman,	Indefinite Term	President, Javelin	1	None
Brinton W. Frith*	Treasurer and	Since July 2007.	Investment Management
12/6/1969	Trustee		LLC (investment adviser),
33 Witherspoon Street,			May 2007 to present, and
Suite 210			Formerly, Managing
Princeton, NJ 08542			Director, Philadelphia
Brokerage Corporation
1992-1997.

Independent Trustees
Sandro Stefanelli	Trustee	Indefinite Term	Sales representative, IBM,	1	None
6/17/1966		Since May 2009.	Since May 2007 to present,
33 Witherspoon Street,			and formerly, Sales
Suite 210			Representative,
Princeton, NJ 08542			Thompson/NETg, from
December 2003 to May 2007.

Steven Zabielski	Trustee	Indefinite Term	Attorney, Jacobs Law Group,	1	None
10/12/1965		Since May 2009.	since May 2007 to present,
33 Witherspoon Street			and formerly, Sales
Suite 210			Representative, IBM from
Princeton, NJ 08542			June 2003 to May 2007.

Officers of the Trust
Cathleen Lesko	Secretary	Indefinite Term	Secretary, Javelin Investment	Not Applicable	Not Applicable
5/5/1960		Since July 2007.	Management LLC
33 Witherspoon Street,			(investment adviser) July
Suite 210			2007 to present, and
Princeton, NJ 08542			formerly, Group Manager,
Global Procurement,
PepsiCo, Inc. from December 1985 to
April 2005.

Paul Hahesy	Chief Compliance	Indefinite Term	Compliance Manager,	Not Applicable	Not Applicable
12/13/1971	Officer and Anti-	Since May 2009.	Foreside Compliance
Three Canal Plaza	Money Laundering		Services, LLC, 2005 to
Suite 100	Officer		present, and Compliance
Portland, ME 04101			Consultant, MetLife Group
(insurance) 2001 to 2005.

———————
*	Brinton W. Frith is deemed to be an “Interested Trustee” by virtue of, among other things, his affiliation with the Adviser.

(1)	The term “Fund Complex” includes any investment company portfolios advised by the Adviser or the Sub-Adviser.

Contact JETS:
Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, New Jersey 08542
1-866-JAV-0029
E-mail: info@jetsetfs.com

Unlike mutual funds, JETS and other exchange traded funds are not sold directly to the public. As securities traded on the NYSE ArcaSM, JETS can be purchased through any investment broker, including online brokerage services. Your bank may also be able to provide this service. JETS is traded throughout each day NYSE ArcaSM is open.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling 1-866-JAV-0029. This information is also available on the Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling 1-866-JAV-0029; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR, and also made available on the Trust’s website at: www.jetsetfs.com. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant (the “Board”) has determined that Steven Zabielski possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Zabielski as the Audit Committee’s financial expert. Mr. Zabielski is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)
Audit Fees. The aggregate fees billed in the last fiscal year ending December 31, 2010 (the “Reporting Period”) for professional services rendered by the registrant’s independent registered public accounting firm (the “Auditor”) for the audit of the registrant’s annual financial statements including the registrant’s initial seed audit, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $13,000.

b)
Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the registrant’s financial statements were $0 in 2010.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the registrant’s investment adviser, Javelin Investment Management, LLC (“Javelin”) and any entity controlling, controlled by or under common control with Javelin that provides ongoing services to the registrant (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c)
 Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $2,000 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

	There were no fees billed for tax services by the Auditor to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

(d)
All Other Fees. The fees incurred in the Reporting Period for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the registrant were $0 in 2010.  There were no other non-audit services rendered by the Auditor to Javelin, and any entity controlling, controlled by or under common control with Javelin that provided ongoing services to the registrant requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	(1)
There were no fees that required pre-approval by the Audit Committee for the Reporting Period that would have necessitated Audit Committee pre–approval policies and procedures governing the payment of such fees and performance of such services.

	(2)	None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act.

The Audit Committee consists of the following Board members:

Sandro Stefanelli
Steven Zabielski

b)	Not applicable.

ITEM 6.  INVESTMENTS

a)	The registrant's schedule of investments in unaffiliated issuers is contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee selects and nominates candidates for membership on the Board as independent trustees. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES.

a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Code of Ethics attached hereto.

(a)(2)
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAVELIN EXCHANGE-TRADED TRUST.
By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President

Date:  March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President
Principal Executive Officer

Date:  March 7, 2011

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
Treasurer Principal Financial Officer

Date:  March 7, 2011

EXHIBIT INDEX

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.